UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File No. 811-22452

FIRST TRUST SERIES FUND

Exact Name of Registrant as Specified in Declaration of Trust

120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

W. Scott Jardine

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

(630) 765-8000

Registrant's Telephone Number, including Area Code

Date of fiscal year end: October 31

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Proxy Voting Record

First Trust Preferred Securities and Income Fund

Signature Bank
Ticker: SBNYP
CUSIP: 82669G203
Shareholder meeting date: 4/19/2023

Brief identification of matter voted on	Whether the matter voted on was proposed by the issuer or by a security holder	Whether the Fund cast its vote on the matter	How the Fund cast its vote on the matter	Whether the Fund voted for or against management
Vote to approve share repurchase plan	Issuer	Yes	Abstain	N/A

Argo Group International Holdings, LTD
Ticker: ARGO.PRA
CUSIP: 040128209
Shareholder meeting date: 4/19/2023

Brief identification of matter voted on	Whether the matter voted on was proposed by the issuer or by a security holder	Whether the Fund cast its vote on the matter	How the Fund cast its vote on the matter	Whether the Fund voted for or against management
Proposal to approve merger/proposal to approve adjournment of special meeting	Issuer	Yes	FOR	FOR

LINCOLN NATIONAL CORPORATION
Ticker: LNC.PRD
CUSIP: 534187885
Shareholder meeting date: 5/25/2023

Brief identification of matter voted on	Whether the matter voted on was proposed by the issuer or by a security holder	Whether the Fund cast its vote on the matter	How the Fund cast its vote on the matter	Whether the Fund voted for or against management
Election of directors to serve until 2023/Ratification of Ernst & Young to serve as independent Auditors/Approval of Executive officers compensation	Issuer	Yes	FOR/1 Year/Abstain	FOR

LINCOLN NATIONAL CORPORATION
Ticker:
CUSIP: 534187BR9
Shareholder meeting date: 5/25/2023

Brief identification of matter voted on	Whether the matter voted on was proposed by the issuer or by a security holder	Whether the Fund cast its vote on the matter	How the Fund cast its vote on the matter	Whether the Fund voted for or against management
Election of directors to serve until 2023/Ratification of Ernst & Young to serve as independent Auditors/Approval of Executive officers compensation	Issuer	Yes	FOR/1 Year/Abstain	FOR

First Trust/Confluence Small Cap Value Fund

Vote Summary
NATUS MEDICAL INCORPORATED
Security	639050103				Meeting Type	Special
Ticker Symbol	NTUS				Meeting Date	06-Jul-2022
ISIN	US6390501038				Agenda	935674285 - Management
Record Date	31-May-2022				Holding Recon Date	31-May-2022
City / Country		/	United		Vote Deadline Date	05-Jul-2022
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.	To approve and adopt the Agreement and Plan of			Management	For	For
Merger, made and entered into as of April 17, 2022 as
amended from time to time (as so amended from time to
time, the "Merger Agreement"), by and among Natus
Medical Incorporated ("Natus"), Prince Parent Inc.
("Parent"), and Prince Mergerco Inc. ("Merger Sub"),
pursuant to which, Merger Sub will be merged with and
into Natus and Natus will continue as the surviving
corporation of the merger and a wholly owned subsidiary
of Parent (the "Merger").
2.	To approve the adjournment of the Company Stockholder			Management	For	For
Meeting from time to time, if necessary or appropriate, as
determined in good faith by the Board of Directors,
including to solicit additional proxies if there are
insufficient votes to adopt the Merger Agreement at the
time of the Company Stockholder Meeting.
3.	To approve, by non-binding, advisory vote, certain			Management	For	For
compensation that will or may become payable by Natus
to its named executive officers in connection with the
Merger.

THERMON GROUP HOLDINGS, INC.
Security	88362T103				Meeting Type	Annual
Ticker Symbol	THR				Meeting Date	01-Aug-2022
ISIN	US88362T1034				Agenda	935677724 - Management
Record Date	08-Jun-2022				Holding Recon Date	08-Jun-2022
City / Country		/	United		Vote Deadline Date	29-Jul-2022
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.	DIRECTOR			Management
	1 John U. Clarke				For	For
	2 Linda A. Dalgetty				For	For
	3 Roger L. Fix				For	For
	4 Marcus J. George				For	For
	5 Kevin J. McGinty				For	For
	6 John T. Nesser, III				For	For
	7 Bruce A. Thames				For	For
2.	To ratify the appointment of KPMG LLP as the			Management	For	For
Company's independent registered public accounting firm
for the fiscal year ending March 31, 2023.
3.	To approve, on a non-binding advisory basis, the			Management	For	For
compensation of the Company's executive officers as
described in the Proxy Statement.

RBC BEARINGS INCORPORATED
Security	75524B104				Meeting Type	Annual
Ticker Symbol	ROLL				Meeting Date	08-Sep-2022
ISIN	US75524B1044				Agenda	935690330 - Management
Record Date	12-Jul-2022				Holding Recon Date	12-Jul-2022
City / Country		/	United		Vote Deadline Date	07-Sep-2022
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1a.	Election of Class I Director to serve a term of three years			Management	For	For
Expiring at 2025 Annual Meeting: Michael H. Ambrose
1b.	Election of Class I Director to serve a term of three years			Management	For	For
Expiring at 2025 Annual Meeting: Daniel A. Bergeron
1c.	Election of Class I Director to serve a term of three years			Management	For	For
Expiring at 2025 Annual Meeting: Edward D. Stewart
2.	To ratify the appointment of Ernst & Young LLP as the			Management	For	For
Company's independent registered public accounting firm
for fiscal year 2023.
3.	To consider a resolution regarding the stockholder			Management	For	For
advisory vote on named executive officer compensation.

NATHAN'S FAMOUS, INC.
Security	632347100				Meeting Type	Annual
Ticker Symbol	NATH				Meeting Date	13-Sep-2022
ISIN	US6323471002				Agenda	935693211 - Management
Record Date	19-Jul-2022				Holding Recon Date	19-Jul-2022
City / Country		/	United		Vote Deadline Date	12-Sep-2022
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.	DIRECTOR			Management
	1 Robert J. Eide				For	For
	2 Eric Gatoff				For	For
	3 Brian S. Genson				For	For
	4 Barry Leistner				For	For
	5 Andrew Levine				For	For
	6 Howard M. Lorber				For	For
	7 Wayne Norbitz				For	For
	8 A.F. Petrocelli				For	For
	9 Charles Raich				For	For
2.	Ratification of the appointment of Marcum LLP as the			Management	For	For
independent registered public accounting firm of Nathan's
Famous, Inc. for fiscal 2023.

AMERICAN OUTDOOR BRANDS, INC.
Security	02875D109				Meeting Type	Annual
Ticker Symbol	AOUT				Meeting Date	22-Sep-2022
ISIN	US02875D1090				Agenda	935704191 - Management
Record Date	27-Jul-2022				Holding Recon Date	27-Jul-2022
City / Country		/	United		Vote Deadline Date	21-Sep-2022
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.	DIRECTOR			Management
	1 I. Marie Wadecki				For	For
	2 Gregory J Gluchowski Jr				For	For
2.	To ratify the appointment of Grant Thornton LLP, an			Management	For	For
independent registered public accounting firm, as the
independent registered public accountant of our company
for the fiscal year ending April 30, 2023.
3.	To adopt amendments to our certificate of incorporation			Management	For	For
to eliminate certain supermajority voting requirements.
	To approve the stockholder proposal on the			Management	For	For
4.	declassification of the Board of Directors.

WINNEBAGO INDUSTRIES, INC.
Security	974637100				Meeting Type	Annual
Ticker Symbol	WGO				Meeting Date	13-Dec-2022
ISIN	US9746371007				Agenda	935724472 - Management
Record Date	18-Oct-2022				Holding Recon Date	18-Oct-2022
City / Country		/	United		Vote Deadline Date	12-Dec-2022
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.	DIRECTOR			Management
	1 Kevin E. Bryant				For	For
	2 Richard D. Moss				For	For
	3 John M. Murabito				For	For
2.	Approve, on an advisory basis, the compensation of our			Management	For	For
executive officers.
3.	Ratify the selection of Deloitte & Touche LLP as our			Management	For	For
independent registered public accountant for fiscal 2023.

EDGEWELL PERSONAL CARE COMPANY
Security	28035Q102				Meeting Type	Annual
Ticker Symbol	EPC				Meeting Date	03-Feb-2023
ISIN	US28035Q1022				Agenda	935748989 - Management
Record Date	28-Nov-2022				Holding Recon Date	28-Nov-2022
City / Country		/	United		Vote Deadline Date	02-Feb-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1a.	Election of Director: Robert W. Black			Management	For	For
1b.	Election of Director: George R. Corbin			Management	For	For
1c.	Election of Director: Carla C. Hendra			Management	For	For
1d.	Election of Director: John C. Hunter, III			Management	For	For
1e.	Election of Director: James C. Johnson			Management	For	For
1f.	Election of Director: Rod R. Little			Management	For	For
1g.	Election of Director: Joseph D. O'Leary			Management	For	For
1h.	Election of Director: Rakesh Sachdev			Management	For	For
1i.	Election of Director: Swan Sit			Management	For	For
1j.	Election of Director: Gary K. Waring			Management	For	For
2.	To ratify the appointment of PricewaterhouseCoopers			Management	For	For
LLP as the independent registered public accounting firm
for fiscal 2023.
3.	To cast a non-binding advisory vote on executive			Management	For	For
compensation.
4.	Approval of the Company's 2nd Amended and Restated			Management	For	For
2018 Stock Incentive Plan.

J & J SNACK FOODS CORP.
Security	466032109				Meeting Type	Annual
Ticker Symbol	JJSF				Meeting Date	14-Feb-2023
ISIN	US4660321096				Agenda	935753461 - Management
Record Date	19-Dec-2022				Holding Recon Date	19-Dec-2022
City / Country		/	United		Vote Deadline Date	13-Feb-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.	DIRECTOR			Management
	1 Sidney R. Brown				For	For
	2 Roy C. Jackson				For	For
2.	VOTE ON APPROVAL OF THE 2022 LONG TERM			Management	For	For
INCENTIVE PLAN.
3.	RATIFICATION OF THE APPOINTMENT OF			Management	For	For
AUDITORS.
4.	ADVISORY VOTE ON APPROVAL OF THE			Management	For	For
COMPENSATION OF NAMED EXECUTIVE OFFICERS.
5.	ADVISORY VOTE ON THE FREQUENCY OF FUTURE			Management	1 Year	For
ADVISORY VOTES ON THE COMPENSATION OF
NAMED EXECUTIVE OFFICERS.

I3 VERTICALS, INC.
Security	46571Y107				Meeting Type	Annual
Ticker Symbol	IIIV				Meeting Date	24-Feb-2023
ISIN	US46571Y1073				Agenda	935761735 - Management
Record Date	13-Jan-2023				Holding Recon Date	13-Jan-2023
City / Country		/	United		Vote Deadline Date	23-Feb-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.	DIRECTOR			Management
	1 Gregory Daily				For	For
	2 Clay Whitson				For	For
	3 Elizabeth S. Courtney				For	For
	4 John Harrison				For	For
	5 Burton Harvey				For	For
	6 Timothy McKenna				For	For
	7 David Morgan				For	For
	8 David Wilds				For	For
	9 Decosta Jenkins				For	For
2.	To ratify the appointment of Deloitte & Touche LLP as the			Management	For	For
Company's independent registered public accounting firm
for the fiscal year ending September 30, 2023.

THE AZEK COMPANY INC.
Security	05478C105				Meeting Type	Annual
Ticker Symbol	AZEK				Meeting Date	28-Feb-2023
ISIN	US05478C1053				Agenda	935756582 - Management
Record Date	05-Jan-2023				Holding Recon Date	05-Jan-2023
City / Country		/	United		Vote Deadline Date	27-Feb-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.	DIRECTOR			Management
	1 Gary Hendrickson				For	For
	2 Howard Heckes				For	For
	3 Bennett Rosenthal				For	For
	4 Jesse Singh				For	For
2.	To ratify the appointment of PricewaterhouseCoopers			Management	For	For
LLP as our independent registered public accounting firm
for our fiscal year ending September 30, 2023.
3.	To approve, on an advisory, non-binding basis, the			Management	For	For
compensation of our named executive officers.
4.	To approve an amendment to our restated certificate of			Management	For	For
incorporation to limit the liability of certain officers of the
Company as permitted by recent amendments to
Delaware law.

CORE LABORATORIES N.V.
Security	N22717107				Meeting Type	Special
Ticker Symbol	CLB				Meeting Date	29-Mar-2023
ISIN	NL0000200384				Agenda	935776267 - Management
Record Date	15-Feb-2023				Holding Recon Date	15-Feb-2023
City / Country		/	United		Vote Deadline Date	28-Mar-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.	Transaction Proposal: 1a. Enter into merger plan (in the			Management	For	For
form attached as Appendix A - Merger Plan
accompanying proxy statement & prospectus), by way of
a downstream cross-border merger of Core Lab N.V. 1b.
As practicable following completion of Merger, Core Lab
Luxembourg migrating out of Luxembourg and
domesticating as Core Laboratories Inc. 1c. Grant a
power of attorney (in the form attached as Appendix D -
Power of Attorney accompanying proxy statement &
prospectus) to each member of the board of Core Lab
Luxembourg.
2.	Articles of Amendment Proposal: 2a. Amend the articles			Management	For	For
of association of Core Lab N.V. (in the form attached as
Appendix E- Deed of Amendment of Articles to
accompanying proxy statement & prospectus), to include
a formula basis of cash compensation to Core Lab N.V.
Shareholders who exercise their withdrawal right in
connection with the Merger 2b. Grant a Power of Attorney
to each notarial employee of HVG Law LLP jointly as well
as severally to execute & sign the Deed of Amendment of
the Articles.

CORE LABORATORIES N.V.
Security	N22717107				Meeting Type	Special
Ticker Symbol	CLB				Meeting Date	03-Apr-2023
ISIN	NL0000200384				Agenda	935776382 - Management
Record Date	15-Feb-2023				Holding Recon Date	15-Feb-2023
City / Country		/	United		Vote Deadline Date	28-Mar-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.	To approve the conversion of Core Lab Luxembourg, with			Management	For	For
immediate effect after the Merger, i.e., on the same day
or as soon as reasonably possible thereafter, entailing
the transfer without discontinuity of the legal personality
of Core Lab Luxembourg, of the statutory registered
office, effective place of management and central
administration seat of Core Lab Luxembourg from 12E,
rue Guillaume Kroll, L-1882 Luxembourg, Grand Duchy
of Luxembourg to Corporation Trust Center, 1209 ...(due
to space limits, see proxy material for full proposal).

MATIV HOLDINGS, INC.
Security	808541106				Meeting Type	Annual
Ticker Symbol	MATV				Meeting Date	20-Apr-2023
ISIN	US8085411069				Agenda	935785507 - Management
Record Date	01-Mar-2023				Holding Recon Date	01-Mar-2023
City / Country		/	United		Vote Deadline Date	19-Apr-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.1	Election of Class I Director: William M. Cook			Management	For	For
1.2	Election of Class I Director: Jeffrey J. Keenan			Management	For	For
1.3	Election of Class I Director: Marco Levi			Management	For	For
2.	Ratify the selection of Deloitte & Touche LLP as the			Management	For	For
Company's independent registered public accounting firm
for 2023.
3.	Approve, on an advisory basis, the Company's executive			Management	For	For
compensation.
4.	Approve, on an advisory basis, the frequency of the			Management	1 Year	For
advisory vote regarding executive compensation.

SJW GROUP
Security	784305104				Meeting Type	Annual
Ticker Symbol	SJW				Meeting Date	26-Apr-2023
ISIN	US7843051043				Agenda	935781410 - Management
Record Date	01-Mar-2023				Holding Recon Date	01-Mar-2023
City / Country		/	United		Vote Deadline Date	25-Apr-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1a.	ELECTION OF DIRECTOR: C. Guardino			Management	For	For
1b.	ELECTION OF DIRECTOR: M. Hanley			Management	For	For
1c.	ELECTION OF DIRECTOR: H. Hunt			Management	For	For
1d.	ELECTION OF DIRECTOR: R. A. Klein			Management	For	For
1e.	ELECTION OF DIRECTOR: G. P. Landis			Management	For	For
1f.	ELECTION OF DIRECTOR: D. B. More			Management	For	For
1g.	ELECTION OF DIRECTOR: E. W. Thornburg			Management	For	For
1h.	ELECTION OF DIRECTOR: C. P. Wallace			Management	For	For
2.	To approve, on an advisory basis, the compensation of			Management	For	For
the named executive officers as disclosed in the
accompanying proxy statement.
3.	To approve, on an advisory basis, the frequency of the			Management	1 Year	For
stockholder vote on executive compensation.
4.	To approve the 2023 Long-Term Incentive Plan.			Management	For	For
5.	To approve the 2023 Employee Stock Purchase Plan.			Management	For	For
6.	To ratify the appointment of Deloitte & Touche LLP as the			Management	For	For
independent registered public accounting firm of SJW
Group for the fiscal year ending December 31, 2023.

MARTEN TRANSPORT, LTD.
Security	573075108				Meeting Type	Annual
Ticker Symbol	MRTN				Meeting Date	02-May-2023
ISIN	US5730751089				Agenda	935785595 - Management
Record Date	06-Mar-2023				Holding Recon Date	06-Mar-2023
City / Country		/	United		Vote Deadline Date	01-May-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.1	Election of Director: Randolph L. Marten			Management	For	For
1.2	Election of Director: Larry B. Hagness			Management	For	For
1.3	Election of Director: Thomas J. Winkel			Management	For	For
1.4	Election of Director: Jerry M. Bauer			Management	For	For
1.5	Election of Director: Robert L. Demorest			Management	For	For
1.6	Election of Director: Ronald R. Booth			Management	For	For
1.7	Election of Director: Kathleen P. Iverson			Management	For	For
1.8	Election of Director: Patricia L. Jones			Management	For	For
2.	Advisory resolution to approve executive compensation.			Management	For	For
3.	Advisory vote on the frequency of holding an advisory			Management	1 Year	For
vote on executive compensation.
4.	Proposal to confirm the selection of Grant Thornton LLP			Management	For	For
as independent public accountants of the company for
the fiscal year ending December 31, 2023.

ALLIED MOTION TECHNOLOGIES INC.
Security	019330109				Meeting Type	Annual
Ticker Symbol	AMOT				Meeting Date	03-May-2023
ISIN	US0193301092				Agenda	935814827 - Management
Record Date	09-Mar-2023				Holding Recon Date	09-Mar-2023
City /Country		/	United		Vote Deadline Date	02-May-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1a.	ELECTION OF DIRECTOR TO HOLD OFFICE UNTIL			Management	For	For
THE NEXT ANNUAL MEETING: R.B. Engel
1b.	ELECTION OF DIRECTOR TO HOLD OFFICE UNTIL			Management	For	For
THE NEXT ANNUAL MEETING: R.D. Federico
1c.	ELECTION OF DIRECTOR TO HOLD OFFICE UNTIL			Management	For	For
THE NEXT ANNUAL MEETING: S. C. Finch
1d.	ELECTION OF DIRECTOR TO HOLD OFFICE UNTIL			Management	For	For
THE NEXT ANNUAL MEETING: J.J. Tanous
1e.	ELECTION OF DIRECTOR TO HOLD OFFICE UNTIL			Management	For	For
THE NEXT ANNUAL MEETING: N. R. Tzetzo
	ELECTION OF DIRECTOR TO HOLD OFFICE UNTIL			Management	For	For
1f.	THE NEXT ANNUAL MEETING: R.S. Warzala
1g.	ELECTION OF DIRECTOR TO HOLD OFFICE UNTIL			Management	For	For
THE NEXT ANNUAL MEETING: M.R. Winter
2.	ADVISORY VOTE TO APPROVE THE			Management	For	For
COMPENSATION OF OUR NAMED EXECUTIVE
OFFICERS.
3.	RATIFICATION OF THE APPOINTMENT OF THE			Management	For	For
COMPANY'S INDEPENDENT PUBLIC ACCOUNTING
FIRM FOR 2023.

BROWN & BROWN, INC.
Security	115236101				Meeting Type	Annual
Ticker Symbol	BRO				Meeting Date	03-May-2023
ISIN	US1152361010				Agenda	935783680 - Management
Record Date	27-Feb-2023				Holding Recon Date	27-Feb-2023
City /Country					Vote Deadline Date	02-May-2023
		/	United
SEDOL(s)			States		Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.	DIRECTOR			Management
	1 J. Hyatt Brown				For	For
	2 J. Powell Brown				For	For
	3 Lawrence L. Gellerstedt				For	For
	4 James C. Hays				For	For
	5 Theodore J. Hoepner				For	For
	6 James S. Hunt				For	For
	7 Toni Jennings				For	For
	8 Timothy R.M. Main				For	For
	9 Jaymin B. Patel				For	For
	10 H. Palmer Proctor, Jr.				For	For
	11 Wendell S. Reilly				For	For
	12 Chilton D. Varner				For	For
2.	To ratify the appointment of Deloitte & Touche LLP as Brown & Brown, Inc.'s independent registered public				For	For
accountants for the fiscal year ending December 31,
2023.
	To approve, on an advisory basis, the compensation of			Management	For	For
3.	named executive officers.
	To conduct an advisory vote on the desired frequency of			Management	1 Year	For
4.	holding an advisory vote on the compensation of named
executive officers.

FORWARD AIR CORPORATION
Security	349853101				Meeting Type	Annual
Ticker Symbol	FWRD				Meeting Date	09-May-2023
ISIN	US3498531017				Agenda	935792463 - Management
Record Date	14-Mar-2023				Holding Recon Date	14-Mar-2023
City /Country		/	United		Vote Deadline Date	08-May-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.	DIRECTOR			Management
	1 Ronald W. Allen				For	For
	2 Ana B. Amicarella				For	For
	3 Valerie A. Bonebrake				For	For
	4 C. Robert Campbell				For	For
	5 R. Craig Carlock				For	For
	6 G. Michael Lynch				For	For
	7 George S. Mayes, Jr.				For	For
	8 Chitra Nayak				For	For
	9 Scott M. Niswonger				For	For
	10 Javier Polit				For	For
	11 Thomas Schmitt				For	For
	12 Laurie A. Tucker				For	For
2.	To ratify the appointment of Ernst & Young LLP as the			Management	For	For
independent registered public accounting firm of the
Company.
3.	To approve, on a non-binding, advisory basis, the			Management	For	For
compensation of the named executive officers (the "say
on pay vote").
4.	To approve, on a non-binding advisory basis, whether			Management	1 Year	For
future say on pay votes should occur every one, two or
three years (the "say on frequency vote").

JOHN BEAN TECHNOLOGIES CORPORATION
Security	477839104				Meeting Type	Annual
Ticker Symbol	JBT				Meeting Date	12-May-2023
ISIN	US4778391049				Agenda	935792538 - Management
Record Date	17-Mar-2023				Holding Recon Date	17-Mar-2023
City /Country		/	United		Vote Deadline Date	11-May-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1a.	Election of Director: Barbara L. Brasier			Management	For	For
1b.	Election of Director: Brian A. Deck			Management	For	For
1c.	Election of Director: Polly B. Kawalek			Management	For	For
2.	Approve the amendment and restatement of the			Management	For	For
company's certificate of incorporation to declassify the
company's Board of Directors.
3.	Approve, on an advisory basis, a non-binding resolution			Management	For	For
regarding the compensation of the company's named
executive officers.
4	Approve, on an advisory basis, a non-binding resolution			Management	1 Year
	regarding the frequency of future advisory votes					For
regarding the compensation of the company's named
executive officers.
5.	Ratify the appointment of PricewaterhouseCoopers LLP			Management	For	For
as the company's independent registered public
accounting firm for 2023.

MORNINGSTAR, INC.
Security	617700109				Meeting Type	Annual
Ticker Symbol	MORN				Meeting Date	12-May-2023
ISIN	US6177001095				Agenda	935785139 - Management
Record Date	13-Mar-2023				Holding Recon Date	13-Mar-2023
City /Country		/	United		Vote Deadline Date	11-May-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1a.	Election of Director: Joe Mansueto			Management	For	For
1b.	Election of Director: Kunal Kapoor			Management	For	For
1c.	Election of Director: Robin Diamonte			Management	For	For
1d.	Election of Director: Cheryl Francis			Management	For	For
1e.	Election of Director: Steve Joynt			Management	For	For
1f.	Election of Director: Steve Kaplan			Management	For	For
1g.	Election of Director: Gail Landis			Management	For	For
1h.	Election of Director: Bill Lyons			Management	For	For
1i.	Election of Director: Doniel Sutton			Management	For	For
1j.	Election of Director: Caroline Tsay			Management	For	For
2.	Advisory vote to approve executive compensation.			Management	For	For
3.	Advisory Vote to Approve Frequency of Votes on			Management	1 Year	For
Executive Compensation.
4.	Ratification of the appointment of KPMG LLP as			Management	For	For
Morningstar's independent registered public accounting
firm for 2023.

KADANT INC.
Security	48282T104				Meeting Type	Annual
Ticker Symbol	KAI				Meeting Date	17-May-2023
ISIN	US48282T1043				Agenda	935802125 - Management
Record Date	20-Mar-2023				Holding Recon Date	20-Mar-2023
City /Country		/	United		Vote Deadline Date	16-May-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1a.	Election of Director for a three-year term expiring in 2026:			Management	For	For
John M. Albertine
1b.	Election of Director for a three-year term expiring in 2026:			Management	For	For
Thomas C. Leonard
2.	To approve, by non-binding advisory vote, our executive			Management	For	For
compensation.
3.	To recommend, by non-binding advisory vote, the			Management	1 Year	For
frequency of future executive compensation advisory
votes.
4.	To approve restricted stock unit grants to our non-			Management	For	For
employee directors.
5.	To ratify the selection of KPMG LLP as our company's			Management
	independent registered public accounting firm for 2023.				For	For

STEWART INFORMATION SERVICES CORPORATION
Security	860372101				Meeting Type	Annual
Ticker Symbol	STC				Meeting Date	17-May-2023
ISIN	US8603721015				Agenda	935797437 - Management
Record Date	20-Mar-2023				Holding Recon Date	20-Mar-2023
City /Country		/	United		Vote Deadline Date	16-May-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.	DIRECTOR			Management
	1 Thomas G. Apel				For	For
	2 C. Allen Bradley, Jr.				For	For
	3 Robert L. Clarke				For	For
	4 William S. Corey, Jr.				For	For
	5 Frederick H Eppinger Jr				For	For
	6 Deborah J. Matz				For	For
	7 Matthew W. Morris				For	For
	8 Karen R. Pallotta				For	For
	9 Manuel Sanchez				For	For
2.	Approval of the compensation of Stewart Information			Management	For	For
Services Corporation's named executive officers (Say-on-
Pay).
3.	Ratification of the appointment of KPMG LLP as Stewart			Management	For	For
Information Services Corporation's independent auditors
for 2023.

HAYWARD HOLDINGS, INC.
Security	421298100				Meeting Type	Annual
Ticker Symbol	HAYW				Meeting Date	18-May-2023
ISIN	US4212981009				Agenda	935808456 - Management
Record Date	20-Mar-2023				Holding Recon Date	20-Mar-2023
City / Country		/	United		Vote Deadline Date	17-May-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1a.	Election of Director: Kevin Brown			Management	For	For
1b.	Election of Director: Mark McFadden			Management	For	For
1c.	Election of Director: Arthur Soucy			Management	For	For
2.	To ratify the selection of PricewaterhouseCoopers LLP as			Management	For	For
our independent registered public accounting firm for the
year ending December 31, 2023.

RAYONIER INC.
Security	754907103				Meeting Type	Annual
Ticker Symbol	RYN				Meeting Date	18-May-2023
ISIN	US7549071030				Agenda	935806262 - Management
Record Date	17-Mar-2023				Holding Recon Date	17-Mar-2023
City / Country		/	United		Vote Deadline Date	17-May-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1a.	Election of Director: Dod A. Fraser			Management	For	For
1b.	Election of Director: Keith E. Bass			Management	For	For
1c.	Election of Director: Gregg A. Gonsalves			Management	For	For
1d.	Election of Director: Scott R. Jones			Management	For	For
1e.	Election of Director: V. Larkin Martin			Management	For	For
1f.	Election of Director: Meridee A. Moore			Management	For	For
1g.	Election of Director: Ann C. Nelson			Management	For	For
1h.	Election of Director: David L. Nunes			Management	For	For
1i.	Election of Director: Matthew J. Rivers			Management	For	For
1j.	Election of Director: Andrew G. Wiltshire			Management	For	For
2.	Approval, on a non-binding advisory basis, of the			Management	For	For
compensation of our named executive officers as
disclosed in the proxy statement.
3.	Recommendation, on a non-binding advisory basis, on			Management	1 Year	For
whether the vote on our named executive officers'
compensation should occur every one, two or three
years.
4.	Approval of the 2023 Rayonier Incentive Stock Plan.			Management	For	For
5.	Ratification of the appointment of Ernst & Young, LLP as			Management	For	For
the independent registered public accounting firm for
2023.

RE/MAX HOLDINGS, INC.
Security	75524W108				Meeting Type	Annual
Ticker Symbol	RMAX				Meeting Date	24-May-2023
ISIN	US75524W1080				Agenda	935815146 - Management
Record Date	30-Mar-2023				Holding Recon Date	30-Mar-2023
City / Country		/	United		Vote Deadline Date	23-May-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.	DIRECTOR			Management
	1 Roger Dow				For	For
	2 Norman Jenkins				For	For
	3 Laura Kelly				For	For
	4 Katherine Scherping				For	For
2.	Advisory vote on the compensation of our named			Management	For	For
executive officers.
3.	Advisory vote on the frequency of future advisory votes			Management	1 Year	For
on executive compensation.
4.	Approval of the RE/MAX Holdings, Inc. 2023 Omnibus			Management	For	For
Incentive Plan.
5.	Ratification of the appointment of Ernst & Young LLP as			Management	For	For
the Company's independent registered public accounting
firm for the fiscal year ending December 31, 2023.

FARO TECHNOLOGIES, INC.
Security	311642102				Meeting Type	Annual
Ticker Symbol	FARO				Meeting Date	25-May-2023
ISIN	US3116421021				Agenda	935863402 - Management
Record Date	04-Apr-2023				Holding Recon Date	04-Apr-2023
City / Country		/	United		Vote Deadline Date	24-May-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.	DIRECTOR			Management
	1 Michael D. Burger				For	For
	2 Alex Davern				For	For
	3 Rajani Ramanathan				For	For
2.	The ratification of Grant Thornton LLP as the Company's			Management	For	For
independent registered public accounting firm for 2023.
3.	Non-binding resolution to approve the compensation of			Management	For	For
the Company's named executive officers.
4.	Non-binding vote on the frequency of holding an advisory			Management	1 Year	For
vote on named executive officer compensation.
5.	The approval of an amendment to the FARO			Management	For	For
Technologies, Inc. 2022 Equity Incentive Plan to increase
the number of shares reserved for issuance thereunder
by 1,250,000.

MGP INGREDIENTS, INC.
Security	55303J106				Meeting Type	Annual
Ticker Symbol	MGPI				Meeting Date	25-May-2023
ISIN	US55303J1060				Agenda	935825589 - Management
Record Date	27-Mar-2023				Holding Recon Date	27-Mar-2023
City / Country		/	United		Vote Deadline Date	24-May-2023
States

SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1a.	Election of Director: Thomas A. Gerke			Management	For	For
1b.	Election of Director: Donn Lux			Management	For	For
1c.	Election of Director: Kevin S. Rauckman			Management	For	For
1d.	Election of Director: Todd B. Siwak			Management	For	For
2.	To ratify the appointment of KPMG LLP as the			Management	For	For
Company's independent registered public accounting
firm.
3.	To adopt an advisory resolution to approve the			Management	For	For
compensation of our named executive officers.
4.	To approve, on an advisory basis, the frequency of future			Management	1 Year	For
advisory votes on executive compensation.

NORTHWEST NATURAL HOLDING COMPANY
Security	66765N105				Meeting Type	Annual
Ticker Symbol	NWN				Meeting Date	25-May-2023
ISIN	US66765N1054				Agenda	935833372 - Management
Record Date	06-Apr-2023				Holding Recon Date	06-Apr-2023
City / Country		/	United		Vote Deadline Date	24-May-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.	DIRECTOR			Management
	1 David H. Anderson				For	For
	2 Karen Lee				For	For
	3 Nathan I. Partain				For	For
2.	Advisory vote to approve Named Executive Officer			Management	For	For
Compensation.
3.	Frequency of future votes on executive compensation as			Management	1 Year	For
an advisory vote.
4.	The ratification of the appointment of			Management	For	For
PricewaterhouseCoopers LLP as Northwest Natural
Holding Company's independent registered public
accountants for the fiscal year 2023.

BRP GROUP, INC.
Security	05589G102				Meeting Type	Annual
Ticker Symbol	BRP				Meeting Date	05-Jun-2023
ISIN	US05589G1022				Agenda	935840113 - Management
Record Date	06-Apr-2023				Holding Recon Date	06-Apr-2023
City / Country		/	United		Vote Deadline Date	02-Jun-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.	DIRECTOR			Management
	1 Lowry Baldwin				For	For
	2 Sathish Muthukrishnan				For	For
	3 Sunita Parasuraman				For	For
	4 Ellyn Shook				For	For
2.	To approve, on an advisory basis, the compensation of			Management	For	For
our named executive officers.
3.	To ratify the appointment of PricewaterhouseCoopers			Management	For	For
LLP as our independent registered public accounting firm
for fiscal year 2023.

HAGERTY, INC.
Security	405166109				Meeting Type	Annual
Ticker Symbol	HGTY				Meeting Date	05-Jun-2023
ISIN	US4051661092				Agenda	935835251 - Management
Record Date	06-Apr-2023				Holding Recon Date	06-Apr-2023
City / Country		/	United		Vote Deadline Date	02-Jun-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.	DIRECTOR			Management
	1 McKeel Hagerty				For	For
	2 Michael Angelina				For	For
	3 F. Michael Crowley				For	For
	4 Laurie Harris				For	For
	5 Robert Kauffman				For	For
	6 Sabrina Kay				For	For
	7 Mika Salmi				For	For
	8 William Swanson				For	For
	9 Randall Harbert				For	For
2.	To ratify the appointment of Deloitte & Touche LLP as			Management	For	For
Hagerty's independent registered public accounting firm
for the year ending December 31, 2023.

PERFICIENT, INC.
Security	71375U101				Meeting Type	Annual
Ticker Symbol	PRFT				Meeting Date	07-Jun-2023
ISIN	US71375U1016				Agenda	935830984 - Management
Record Date	10-Apr-2023				Holding Recon Date	10-Apr-2023
City / Country		/	United		Vote Deadline Date	06-Jun-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1a.	Election of Director: Romil Bahl			Management	Against	Against
1b.	Election of Director: Jeffrey S. Davis			Management	For	For
1c.	Election of Director: Ralph C. Derrickson			Management	For	For
1d.	Election of Director: Jill A. Jones			Management	For	For
1e.	Election of Director: David S. Lundeen			Management	For	For
1f.	Election of Director: Brian L. Matthews			Management	For	For
1g.	Election of Director: Nancy C. Pechloff			Management	For	For
1h.	Election of Director: Gary M. Wimberly			Management	For	For
2.	Proposal to approve, on an advisory basis, the frequency			Management	1 Year	For
of the future advisory vote on executive compensation.
3.	Proposal to approve, on an advisory basis, a resolution			Management	For	For
relating to the 2022 compensation of the named
executive officers.
4.	Proposal to approve the Third Amended and Restated			Management	For	For
Perficient, Inc. 2012 Long Term Incentive Plan.
5.	Proposal to amend and restate the Company's Certificate			Management	For	For
of Incorporation to permit the exculpation of officers.
6.	Proposal to ratify KPMG LLP as Perficient, Inc.'s			Management	For	For
independent registered public accounting firm for the
2023 fiscal year.

GATES INDUSTRIAL CORP PLC
Security	G39108108				Meeting Type	Annual
Ticker Symbol	GTES				Meeting Date	08-Jun-2023
ISIN	GB00BD9G2S12				Agenda	935831316 - Management
Record Date	12-Apr-2023				Holding Recon Date	12-Apr-2023
City / Country		/	United		Vote Deadline Date	07-Jun-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1a.	Election of Director: Fredrik Eliasson			Management	For	For
1b.	Election of Director: James W. Ireland, III			Management	For	For
1c.	Election of Director: Ivo Jurek			Management	For	For
1d.	Election of Director: Stephanie K. Mains			Management	For	For
1e.	Election of Director: Seth A. Meisel			Management	For	For
1f.	Election of Director: Wilson S. Neely			Management	For	For
1g.	Election of Director: Neil P. Simpkins			Management	For	For
1h.	Election of Director: Alicia Tillman			Management	For	For
1i.	Election of Director: Molly P. Zhang			Management	For	For
2.	To approve, on an advisory basis, the compensation of			Management	For	For
the Company's named executive officers.
3.	To approve, on an advisory basis, the Directors'			Management	For	For
Remuneration Report (excluding the Directors'
Remuneration Policy) in accordance with the
requirements of the U.K. Companies Act 2006.
	To ratify the appointment of Deloitte & Touche LLP as the			Management	For
4.	Company's independent registered public accounting firm					For
for the year ending December 30, 2023.
5.	To re-appoint Deloitte LLP as the Company's U.K.			Management	For	For
statutory auditor under the U.K. Companies Act 2006.
6.	To authorize the Audit Committee of the Board of			Management	For	For
Directors to determine the remuneration of Deloitte LLP
as the Company's U.K. statutory auditor.

CANNAE HOLDINGS, INC.
Security	13765N107				Meeting Type	Annual
Ticker Symbol	CNNE				Meeting Date	21-Jun-2023
ISIN	US13765N1072				Agenda	935856801 - Management
Record Date	24-Apr-2023				Holding Recon Date	24-Apr-2023
City / Country		/	United		Vote Deadline Date	20-Jun-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.	DIRECTOR			Management
	1 Hugh R. Harris				For	For
	2 C. Malcolm Holland				For	For
	3 Mark D. Linehan				For	For
2.	Approval of a non-binding advisory resolution on the			Management	For	For
compensation paid to our named executive officers.
3.	Ratification of the appointment of Deloitte as our			Management	For	For
independent registered public accounting firm for the
2023 fiscal year.

MOVADO GROUP, INC.
Security	624580106				Meeting Type	Annual
Ticker Symbol	MOV				Meeting Date	22-Jun-2023
ISIN	US6245801062				Agenda	935860963 - Management
Record Date	25-Apr-2023				Holding Recon Date	25-Apr-2023
City / Country		/	United		Vote Deadline Date	21-Jun-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1.	DIRECTOR			Management
	1 Peter A. Bridgman				For	For
	2 Alex Grinberg				For	For
	3 Efraim Grinberg				For	For
	4 Alan H. Howard				For	For
	5 Richard Isserman				For	For
	6 Ann Kirschner				For	For
	7 Maya Peterson				For	For
	8 Stephen Sadove				For	For
2.	To ratify the selection of PricewaterhouseCoopers LLP as			Management	For	For
the Company's independent registered public accounting
firm for the fiscal year ending January 31, 2024.
3.	To approve, on an advisory basis, the compensation of			Management	For	For
the Company's named executive officers, as described in
the Proxy Statement under "Executive Compensation".
	To select, on an advisory basis, the frequency of the			Management	1 Year	For
4.	advisory shareholder vote on the compensation of the
Company's named executive officers.
5.	To approve the 1996 Stock Incentive Plan, as amended			Management	For	For
and restated, effective April 4, 2023.
CORE LABORATORIES INC.
Security	21867A105				Meeting Type	Annual
Ticker Symbol	CLB				Meeting Date	28-Jun-2023
ISIN	US21867A1051				Agenda	935868870 - Management
Record Date	05-May-2023				Holding Recon Date	05-May-2023
City / Country		/	United		Vote Deadline Date	27-Jun-2023
States
SEDOL(s)					Quick Code
Item	Proposal			Proposed	Vote	For/Against
				by		Management
1a.	Re-election of Class I Director to serve until our annual			Management	For	For
meeting in 2026: Harvey Klingensmith
1b.	Election of Class I Director to serve until our annual			Management	For	For
meeting in 2026: Curtis Anastasio
2.	To ratify the appointment of KPMG LLP ("KPMG") as the			Management	For	For
Company's independent registered public accountants for
the year ending December 31, 2023.
3a.	To approve, on an advisory basis, the compensation			Management	For	For
philosophy, policies and procedures described in the
section entitled Compensation Discussion and Analysis
("CD&A"), and the compensation of the Company's
named executive officers as disclosed pursuant to the
U.S. Securities and Exchange Commission's (the "SEC")
compensation disclosure rules, including the
compensation tables
3b.	To approve the selection of the frequency of shareholder			Management	1 Year	For
votes on executive compensation, such that the
shareholders of the Company be provided an opportunity
to approve the compensation philosophy, policies and
procedures described in the CD&A, and the
compensation of the Company's named executive
officers as disclosed pursuant to the SEC's compensation
disclosure rules, including the compensation tables,
every.
4.	To approve and resolve the amendment and restatement			Management	For	For
of the Company's 2014 Non-Employee Director Stock
Incentive Plan, the principal purpose of which is to extend
the term of such plan through June 28, 2033.

First Trust Short Duration High Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

First Trust Managed Municipal Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust SERIES FUND

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer

Date	August 14, 2023

* Print the name and title of each signing officer under his or her signature.